SHARE-BASED COMPENSATION - Key Assumptions Used to Calculate Grant-date Fair Values (Details)	12 Months Ended
Dec. 31, 2024 EUR (€) € / shares
Equity Incentive Plan 2024-2026, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 386.05
Grant date share price (in Euros per share) | € / shares	€ 390.5
Expected volatility	26.34%
Dividend yield	0.61%
Risk-free rate	3.00%
Equity Incentive Plan 2024 - 2026, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 383.40